Statements Of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Statements Of Operations [Abstract]
Revenues	$ 95,196,683	$ 62,265,743	$ 333,088,857	$ 207,833,200
Cost of Goods Sold
Cost of goods sold-non hedging	85,816,377	58,144,413	327,923,835	205,108,935
Realized & unrealized hedging (gains) and losses	(3,390,641)	887,819	(6,325,414)	(2,036,833)
Cost of Goods Sold	82,425,736	59,032,232	321,598,421	203,072,102
Gross Margin	12,770,947	3,233,511	11,490,436	4,761,098
General and Administrative Expenses	1,312,817	1,200,888	4,357,402	4,540,205
Operating Income	11,458,130	2,032,623	7,133,034	220,893
Other (Income) Expense
Interest income	(4,717)	(3,972)	17,835	46,473
Interest expense	2,474,364	2,439,563	(9,901,706)	(9,348,760)
Miscellaneous income	(6,838)	(6,650)	43,531	130,032
Total Other Expense	2,462,809	2,428,941	(9,840,340)	(9,172,255)
Net Income (Loss)	$ 8,995,321	$ (396,318)	$ (2,707,306)	$ (8,951,362)
Weighted average units outstanding	13,139	13,139	13,139	13,139
Net (loss) per unit-basic and diluted	$ 684.63	$ (30.16)	$ (206.05)	$ (681.28)